Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Municipal Fund
Prospectus Date	rr_ProspectusDate	Oct. 15, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2018